UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202

(Address of Principal Executive Offices, Zip Code)

FRED R. KELLY, JR.

1200 SEVENTEENTH STREET, SUITE 850

DENVER, COLORADO 80202

(Name and Address of Agent for Service)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)

(Registrant’s Telephone Numbers, Including Area Code)

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2018

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 42.2%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	1,600,000	476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,197,083
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 - SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,663,033
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,518,275
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	627,525
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	2,007,500	2,010,692
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,211,497
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	495,071
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	532,324
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	642,108
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,172,226
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2016	12/1/2045	5.50%	2,345,000	2,568,174
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2017	12/1/2037	5.00%	3,275,000	3,231,508
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,257,330
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)(j)	1/1/2032	0.00%	6,490,174	3,407,341
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,016,986	1,661,492
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)(j)	1/1/2027	9.00%	2,015,949	1,612,759
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,178,509
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	5.00%	13,500,000	13,473,675
CECFA - THOMAS MACLAREN CHARTER SCHOOL	6/1/2024	5.00%	15,350,000	15,128,039
CECFA - APEX CMNTY CHARTER SCHOOL	7/1/2022	5.25%	11,635,000	11,475,135
CECFA - SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,470,000	3,462,505
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	22,960,793
CECFA - GRAND PEAK ACADEMY CHARTER SCHOOL	7/1/2025	5.60%	20,975,000	20,761,684
CECFA GLOBAL VILLAGE ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.35%	2,540,000	2,540,000
CECFA - UNIVERSITY LAB CHARTER SCHOOL #6	12/15/2019	2.50%	500,000	499,435
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2025	4.20%	36,630,000	36,682,015
CECFA - MONARCH MONTESSORI CHARTER SCHOOL	5/15/2020	5.50%	8,620,000	8,614,914
CECFA - PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	4.85%	21,330,000	21,121,179
CECFA - AMERICAN ACADEMY CHARTER SCHOOL	12/1/2026	4.05%	27,570,000	26,326,042

CECFA - ADDENBROOKE CLASSICAL ACADEMY CHARTER SCHOOL	6/1/2021	4.50%	18,045,000	17,767,107
COLORADO HOUSING & FINANCE AUTHORITY (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	5,295,181
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	6,941,102
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	5,594,816
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	613,105
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	1,669,000	1,546,545
CONIFER METROPOLITAN DISTRICT (a)	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT (a)	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT (a)	12/1/2033	0.00%	1,550,000	620,000
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	979,600
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,081,000	2,000,590
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	498,340
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	442,610
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	4,356,000	4,359,528
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	3,375,000
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,004,880
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SENIOR 2015A	12/1/2045	5.75%	2,620,000	2,629,825
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SUBORDINATE 2015B	12/15/2045	7.75%	708,000	689,316
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	5,937,180
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,798,791
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	1,890,800
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	617,685
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	15,500
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2034	5.00%	3,685,000	3,686,605
GODDING HOLLOW METROPOLITAN DISTRICT	12/1/2034	6.50%	925,000	925,000
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	585,000	564,935
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B	12/15/2046	7.25%	775,000	721,192
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,252,138
GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	724,282
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,689,692
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	1,964,371
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B	12/15/2046	7.50%	1,269,000	1,235,689
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	7.25%	4,293,000	1,674,270
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,506,495
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	5/1/2020	8.00%	1,006,000	1,006,000
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	2,256,000	2,244,156
LEWIS POINTE METROPOLITAN DISTRICT - SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,590,285

LEWIS POINTE METROPOLITAN DISTRICT - JUNIOR LIEN 2017C (g)	12/15/2047	9.00%	536,000	327,635
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	497,300
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	905,000	878,411
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,525,702
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,172,403
LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	989,351
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,700,000	1,716,320
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,134,049
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	3,000,076
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,429,644
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	11,580,000	11,634,658
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	11,565,000	11,619,587
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	11,515,000	11,569,351
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,857,477
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	178,125
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,540,000	1,386,000
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,766,952
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	1,954,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,082,800
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,541,600
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	6,642,865
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,788,932
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	4,345,000	4,283,822
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,203,000	1,185,797
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,400,835
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,650,000	2,525,265
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	1,893,936
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B	12/15/2046	8.00%	525,000	487,657
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,685,740
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,056,000	1,866,910
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,716,340
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	4,522,000	4,063,514
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	5,350,000	5,462,029
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007A	12/1/2037	7.25%	2,340,000	2,114,401
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007B	12/1/2023	7.63%	271,000	253,989
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 - SERIES A	12/1/2025	5.13%	890,000	935,506
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL - SERIES 2016A	7/1/2023	4.25%	33,695,000	33,127,239
PUBLIC FINANCE AUTHORITY WEST RIDGE ACADEMY CHARTER SCHOOL - SERIES 2017A	12/1/2021	5.50%	9,345,000	9,324,628

RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	7,653,280
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,123,736
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	433,390
RICHARDS FARM METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,302,420
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	273,000	274,734
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)(j)	12/31/2021	0.00%	123,925	71,319
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	967,600
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,439,265
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	948,700
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,464,000
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,977,000	5,106,569
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	949,000	933,636
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS (d)	12/1/2042	6.50%	7,205,000	6,757,425
SOUTHSHORE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017 (g)	12/15/2042	7.75%	5,202,000	4,922,913
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,448,340
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,031,752
STC METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2038	6.00%	1,000,000	1,016,620
STC METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2015B (g)	12/15/2038	7.75%	3,500,000	3,516,940
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,237,385
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,051,060
STERLING RANCH COMMUNITY AUTHORITY BOARD - SUBORDINATE SERIES 2015B (g)	12/15/2045	7.75%	1,045,000	1,050,873
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,615,000	1,656,118
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	579,257
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,152,241
TALLYN’S REACH METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016A (g)	11/1/2038	6.75%	1,220,000	1,191,220
UNITED WATER & SAN DISTRICT LUPTON LAKES	3/1/2021	6.00%	7,775,000	7,777,410
UNITED WATER & SAN DISTRICT ELBERT COUNTY (g)	12/1/2023	6.00%	3,949,000	3,948,013
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,934,000	1,848,614
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2046	8.00%	355,000	355,639
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,330,224
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	1,999,920

Colorado (amortized cost $560,415,704)			604,280,095	541,134,782

Colorado Municipal Bonds (amortized cost $560,415,704)			604,280,095	541,134,782

Short-Term Municipal Bonds 16.3%
Multi-State 67.0%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	1.77%	15,240,000	15,240,000
FREDDIE MAC AMT (LOC 6)	11/15/2036	1.76%	25,589,000	25,589,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	1.76%	27,250,000	27,250,000
FREDDIE MAC VR AMT TAX (LOC 6)	7/15/2050	1.77%	7,285,000	7,285,000
FREDDIE MAC VR (LOC 6)	12/15/2045	1.74%	19,590,000	19,590,000
FREDDIE MAC VR (LOC 6)	3/15/2049	1.74%	34,725,000	34,725,000
SUNAMERICA TRUST CLASS A - SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	1.77%	10,085,000	10,085,000

Multi-State (amortized cost $139,764,000)			139,764,000	139,764,000

Colorado 33.0%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	1.81%	1,720,000	1,720,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	1.75%	9,245,000	9,245,000
CECFA - ABILITIES CONNECTION CHARTER SCHOOL	4/1/2019	5.85%	30,825,000	30,834,248
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	10/1/2038	1.75%	2,950,000	2,950,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	11/1/2034	1.75%	595,000	595,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 4)	11/1/2036	1.66%	9,420,000	9,420,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	1.78%	6,920,000	6,920,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	1.67%	1,300,000	1,300,000
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	1.75%	6,000,000	6,000,000

Colorado (amortized cost $68,975,000)			68,975,000	68,984,248

Short-Term Municipal Bonds (amortized cost $208,739,000)			208,739,000	208,748,248

Other Municipal Bonds 7.7%
South Dakota 64.1%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	6,055,000	5,369,756
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	4,125,000	3,840,581
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,210,532
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B	1/1/2038	6.00%	6,120,000	5,951,210
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C	1/1/2038	6.00%	5,450,000	5,299,689
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2023	8.28%	875,000	878,631
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2024	8.28%	950,000	953,572
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2025	8.28%	1,030,000	1,035,912
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2026	8.28%	1,115,000	1,122,181
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2027	8.28%	1,205,000	1,214,941
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2028	8.28%	1,305,000	1,312,556
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2033	8.28%	8,670,000	8,649,886

LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,345,000	1,307,380
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,365,000	1,357,766
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	4,000,000	3,907,600
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	8,939,339
OGLALA SIOUX TRIBE, SERIES 2018B	9/1/2041	6.50%	6,500,000	6,500,000
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,987,402
OGLALA SIOUX TRIBE, SERIES 2018C	10/1/2026	8.00%	800,000	800,000

South Dakota (amortized cost $65,710,771)			65,730,000	63,638,934

Puerto Rico 9.2%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	1,343,750
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2045	0.00%	7,100,000	1,713,656
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2038	0.00%	20,000,000	4,143,600
PUERTO RICO SALES TAX FINANCING CORP (d)	8/1/2039	0.00%	10,000,000	1,940,200

Puerto Rico (amortized cost $9,550,924)			39,600,000	9,141,206

Oregon 6.1%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	9/15/2020	5.45%	6,085,000	6,085,000

Oregon (amortized cost $6,085,000)			6,085,000	6,085,000

South Carolina 5.7%
GREEN MIDLANDS CHARTER SCHOOL - SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,654,491

South Carolina (amortized cost $5,655,000)			5,655,000	5,654,491

Arizona 5.0%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	4,942,750

Arizona (amortized cost $5,000,000)			5,000,000	4,942,750

Multi-State 4.9%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 3.1%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	3,055,000	3,054,633

Washington (amortized cost $2,895,900)			3,055,000	3,054,633

Missouri 1.3%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	508,000	509,641
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	876,000	828,451

Missouri (amortized cost $1,384,000)			1,384,000	1,338,092

Oklahoma 0.5%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	455,927

Oklahoma (amortized cost $450,000)			450,000	455,927

Other Municipal Bonds (amortized cost $101,636,510)			131,863,915	99,215,948

Colorado Capital Appreciation and Zero Coupon Bonds 4.7%
Colorado 100.0%
COLORADO HEALTH FACILITIES AUTHORITY (b)(d)	7/15/2020	0.00%	520,000	503,838
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	3,352,312
FLYINGHORSE METROPOLITAN DISTRICT #2 (d)	12/15/2042	8.00%	15,725,000	13,253,974
PV WATER & SAN METROPOLITAN DISTRICT (a)(d)	12/15/2037	0.00%	14,000,000	2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	31,798,303
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	12,911
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	138,865
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	252,333
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	360,709
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	407,523
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	0.00%	6,685,000	5,475,015
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	1,625,000	1,132,203

Colorado (amortized cost $71,739,759)			81,295,000	59,627,984

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $71,739,759)			81,295,000	59,627,984

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL - SERIES 2016B TAX	7/1/2023	5.75%	6,970,000	6,868,447
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2019	0.00%	227,347	127,601

Colorado (amortized cost $7,197,347)			7,197,347	6,996,048

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,197,347)			7,197,347	6,996,048

Total investments, at value (amortized cost $949,728,320)	71.4%			$915,723,009
Other assets net of liabilities	28.6%			365,972,378

Net Assets	100.0%			$1,281,695,387

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

December 31, 2018 (unaudited)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2018. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2018.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,889,679 and a value of $6,779,603 or less than 1.0% of net assets, as of December 31, 2018.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (unaudited) — (Continued)

December 31, 2018

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS - Capital Appreciation Bonds

CONV - Convertible

I/O - Interest Only

L/D - Local Improvement District

P/O - Principal Only

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2018 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $63,372,347 and such bonds have a value of $24,049,239 or 1.88% of net assets, as of December 31, 2018. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $17,831,099 or 1.39% of net assets, as of December 31, 2018. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2018:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Bonds/Certificates /Notes	Total Securities December 31, 2018
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	521,503,285	208,748,248	94,311,033	56,275,672	6,868,447	887,706,685
Level 3 Securities	19,631,496	—	4,904,915	3,352,312	127,601	28,016,324

Totals	541,134,781	208,748,248	99,215,948	59,627,984	6,996,048	915,723,009

From September 30, 2018 to December 31, 2018, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued interest of $44,026,872 (99.9% of the December 31, 2018 balance of $44,086,942). Approximately $76,543,704 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $56,658,900 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2018, the interest rates paid on these obligations ranged from 1.66% to 1.81%.

Income Tax Information

At December 31, 2018, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$933,005,652

Gross unrealized appreciation	$9,389,553
Gross unrealized (depreciation)	(43,394,865)

Net unrealized (depreciation) of investments	$(34,005,311)

Litigation

The Fund is periodically involved in various legal proceedings. At December 31, 2018, the Fund has a litigation accrual of $206,539 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2018 shareholder report on Form N-CSR filed with the Securities and Exchange Commission on December 6, 2018. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2018 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Supreme Court was fully briefed on August 31, 2018. The Supreme Court has not yet taken action on the petition for review.

If the May 2018 Opinion is allowed to stand, the tax revenues pledged to pay the Bonds would be reduced.

It is not possible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) under the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

By:	/s/ George N. Donnelly,
George N. Donnelly,
Interim President, Secretary and Treasurer
Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly,
George N. Donnelly,
Interim President, Secretary and Treasurer
(Principal Executive Officer and
Principal Financial Officer)
Date: February 28, 2019